Benefit Payments, Pension (Detail) (Pension, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Pension
Benefit payments
2014	62.3
2015	54.4
2016	26.1
2017	52.8
2018	60.9
2019-2023	320.6